Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  Jun 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Camden Asset Management, L.P.
Address:	2049 Century Park East, Suite 330
		Los Angeles, CA  90067

13F File Number: 28-3694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John B. Wagner
Title:		Managing Partner
Phone:		310-785-1630

Signature, Place and Date of Signing:

John B. Wagner, Los Angeles, CA 07/27/2007

Report Type (Check only one):

[X]	13F Holdings Report.
[ ]	13F Notice
[ ]	13F Combination Report.

List of Other Manager Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT    PRN CALL DSCRETN   MANAGERS     SOLE SHARED   NONE
------------------------------ ---------------- --------- -------- ---------- --- ---- ------- ------------ ------ ------ ----------
 ALLERGAN INC COM              COM              018490102     2963      51400 SH       SOLE                                    51400
 CHIPOTLE MEXICAN GRILL INC CL COM              169656204    38232     486224 SH       SOLE                                   486224
 CONSECO INC COM NEW           COM              208464883      968      46360 SH       SOLE                                    46360
 DOLLAR GEN CORP COM           COM              256669102     9767     445584 SH       SOLE                                   445584
 ELECTRONIC DATA SYS NEW COM   COM              285661104    10837     390800 SH       SOLE                                   390800
 FIRST DATA CORP COM           COM              319963104     7902     241875 SH       SOLE                                   241875
 GENZYME CORP COM              COM              372917104    10111     157000 SH       SOLE                                   157000
 GILEAD SCIENCES INC COM       COM              375558103    22372     576600 SH       SOLE                                   576600
 MOLSON COORS BREWING CO CL B  COM              60871R209     9597     103800 SH       SOLE                                   103800
 SUNPOWER CORP COM CL A        COM              867652109     1203      19080 SH       SOLE                                    19080
 SUNPOWER CORP COM CL A        COM              867652109     1203      19080 SH       SOLE                                    19080
ALLIED WASTE INDS INC PFD CV D PFD CV           019589704     8059      23035 SH       SOLE                                    23035
BRISTOW GROUP INC PFD CNV 5.50 PFD CV           110394400    13856     218200 SH       SOLE                                   218200
FREEPORT-MCMORAN COPPER & GO P PFD CV           35671D782    85625     667900 SH       SOLE                                   667900
GENERAL MTRS CORP DEB SR CV C  PFD CV           370442717   183215    7311050 SH       SOLE                                  7311050
NRG ENERGY INC PFD CONV MAND   PFD CV           629377870    13267      36150 SH       SOLE                                    36150
SCHERING PLOUGH CORP PFD CONV  PFD CV           806605606    10136     147325 SH       SOLE                                   147325
ADVANCED MEDICAL OPTICS INC NO CONV             00763MAK4    33609   37500000 PRN      SOLE                                 37500000
AMERICAN FINL GROUP INC OHIO N CONV             025932AD6     8669   14565000 PRN      SOLE                                 14565000
AMGEN INC NOTE 0.375% 2/0      CONV             031162AQ3    39909   45000000 PRN      SOLE                                 45000000
AMR CORP NOTE 4.500% 2/1       CONV             001765BB1     1346    1000000 PRN      SOLE                                  1000000
AMYLIN PHARMACEUTICALS INC NOT CONV             032346AE8     4884    5000000 PRN      SOLE                                  5000000
CEPHALON INC NOTE 2.000% 6/0   CONV             156708AP4    18325   10000000 PRN      SOLE                                 10000000
CITADEL BROADCASTING CORP NOTE CONV             17285TAB2    15956   18500000 PRN      SOLE                                 18500000
CMS ENERGY CORP NOTE 2.875%12/ CONV             125896AW0    30524   23320000 PRN      SOLE                                 23320000
COMCAST HOLDINGS CORP ZONES CV CONV             200300507      105     252300 PRN      SOLE                                   252300
DST SYS INC DEL DBCV 3.625% 8/ CONV             233326AD9    69092   42000000 PRN      SOLE                                 42000000
DST SYS INC DEL DBCV 4.125% 8/ CONV             233326AB3    78956   46683000 PRN      SOLE                                 46683000
FLEETWOOD ENTERPRISES INC SDCV CONV             339099AD5     3005    2889000 PRN      SOLE                                  2889000
FORD MTR CO DEL NOTE 4.250%12/ CONV             345370CF5   132218  105500000 PRN      SOLE                                105500000
GREY GLOBAL GROUP INC SDCV 5.0 CONV             39787MAB4     2798    2000000 PRN      SOLE                                  2000000
HOSPITALITY PPTYS TR NOTE 3.80 CONV             44106MAK8     1932    2000000 PRN      SOLE                                  2000000
INTERPUBLIC GROUP COS INC NOTE CONV             460690AT7    13446   12018000 PRN      SOLE                                 12018000
INTERPUBLIC GROUP COS INC NOTE CONV             460690AZ3    73424   62581000 PRN      SOLE                                 62581000
LIBERTY MEDIA CORP DEB 3.750%  CONV             530715AL5     9820   15984000 PRN      SOLE                                 15984000
LIBERTY MEDIA CORP DEB 4.000%1 CONV             530715AG6     2628    3875000 PRN      SOLE                                  3875000
LIBERTY MEDIA CORP NEW DEB 0.7 CONV             530718AF2    39723   32306000 PRN      SOLE                                 32306000
NEWPORT CORP NOTE 2.500% 2/1 A CONV             651824AB0     2792    3000000 PRN      SOLE                                  3000000
OMNICARE INC DBCV 3.250%12/1   CONV             681904AL2    31224   37100000 PRN      SOLE                                 37100000
PIONEER COS INC NOTE 2.750% 3/ CONV             723643AA0    12115   10165000 PRN      SOLE                                 10165000
PLACER DOME INC DBCV 2.750%10/ CONV             725906AK7     4017    3157000 PRN      SOLE                                  3157000
SCIENTIFIC GAMES CORP SDCV 0.7 CONV             80874PAD1    13161   10250000 PRN      SOLE                                 10250000
SUNPOWER CORP DBCV 1.250% 2/1  CONV             867652AA7     4414    3500000 PRN      SOLE                                  3500000
SYNAPTICS INC NOTE 0.750%12/0  CONV             87157DAB5     2813    2900000 PRN      SOLE                                  2900000
TRIBUNE CO NEW SB DB EXCH2%29  CONV             896047305     1231    1836300 PRN      SOLE                                  1836300
UNITED DOMINION REALTY TR IN N CONV             910197AM4    13771   14500000 PRN      SOLE                                 14500000
VALASSIS COMMUNICATIONS INC NO CONV             918866AK0     4654    7250000 PRN      SOLE                                  7250000
WEBMD CORP NOTE 3.125% 9/0     CONV             94769MAG0    26786   24935000 PRN      SOLE                                 24935000
WILSON GREATBATCH TECHNOLOGI S CONV             972232AB8     1288    1250000 PRN      SOLE                                  1250000
MERRILL LYNCH & CO INC NOTE 3/                  590188W46    24562   20000000 PRN      SOLE                                 20000000
RAYTHEON CO W EXP 06/16/201    WT               755111119    36104    1957900 SH  CALL SOLE                                  1957900